Fair Value Measurements - Financial Assets and Liabilities Subject to Fair Value Measurements (Details) - Vencore Holding Corp. and KGS Holding Corp. - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 14,857	$ 14,331	$ 16,490
Fixed income mutual funds	9,156	9,386	8,512
Interest rate swap	0
Total assets	24,013	23,717	25,002
Deferred compensation and nonqualified savings plan liabilities	24,704	24,379	21,549
Interest rate swap	0	0	0
Class B/B‑1 membership interests	0	0	0
Total liabilities	24,704	24,379	21,549
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Fixed income mutual funds	0	0	0
Interest rate swap	1,056
Total assets	1,056	0	0
Deferred compensation and nonqualified savings plan liabilities	0	0	0
Interest rate swap	238	737	1,984
Class B/B‑1 membership interests	0	0	0
Total liabilities	238	737	1,984
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Fixed income mutual funds	0	0	0
Interest rate swap	0
Total assets	0	0	0
Deferred compensation and nonqualified savings plan liabilities	0	0	0
Interest rate swap	0	0	0
Class B/B‑1 membership interests	10,493	10,216	6,600
Total liabilities	$ 10,493	$ 10,216	$ 6,600